Debt (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 22, 2018	May 16, 2018	Nov. 29, 2017	Aug. 15, 2017	Jun. 03, 2016	Jan. 16, 2015	May 21, 2014	Dec. 31, 2017	Nov. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016		Oct. 31, 2016
Notes payable															$ 4,060,785
Gain on settlement										$ 103,560		$ 129,298		276,026		[1]
Auditor fee									$ 67,826
Interest expenses										207,271	$ 106,607	354,199	$ 275,698	635,445	818,234	[1]
Number of shares issued during period, value															218,904
Debt instrument conversion price																	$ 1.055
Mark Elliott [Member]
Debt interest rate percentage						10.00%
Notes payable								50,000		50,000		50,000		50,000	50,000
Accrued interest								14,808		17,288		17,288		14,808	9,809
Debt maturity date						Dec. 31, 2018
Debt instrument conversion price						$ 6.28
Convertible notes payable						$ 50,000
Percentage of discount stock price						20.00%
Sallyport Commercial Finance, LLC [Member]
Notes payable								502,449		1,081,754		1,081,754		502,449
Accrued interest								0		0		0		0
Interest expenses												286,919		220,607
Qwizdom, Inc [Member]
Debt interest rate percentage	8.00%
Notes payable	$ 656,000
Accrued interest										1,150		1,150
Debt instrument principal amount	$ 656,000									656,000		656,000
Ownership percentage	100.00%
Long term note payable										109,333		109,333
Qwizdom, Inc [Member] | Class A Common Stock [Member]
Debt maturity date	Jul. 31, 2021
Debt instrument, description	The first quarterly payment is due on the last business day of March 2019 and subsequent quarterly payments are to be made on the last business day of the 6th, 9th and 12th calendar month and quarterly thereafter until the "Maturity Date".
Proceeds from financing	$ 10,000,000
Line of Credit Agreement [Member] | Logical Choice Corporation [Member]
Notes payable								54,000		54,000		54,000		54,000	54,000
Line of credit maximum borrowing capacity							$ 500,000
Accrued interest rate percentage							10.00%
Accrued interest								15,916		18,594		18,594		15,916	10,516
Debt maturity date							May 21, 2018
Line of Credit Agreement [Member] | Sallyport Commercial Finance, LLC [Member]
Purchase of eligible accounts receivable percentage				85.00%
Minimum monthly draw				$ 1,250,000
Line of credit maximum borrowing capacity				6,000,000
Auditor fee				$ 950
Line of Credit Agreement [Member] | Sallyport Commercial Finance, LLC [Member] | Maximum [Member] | Prime Rate [Member]
Accrued interest rate percentage				4.00%
Accrued interest rate				4.25%
Unsecured Promissory Note Agreement [Member] | Harbor Gates Capital [Member]
Debt interest rate percentage		7.00%
Notes payable		$ 500,000
Accrued interest										4,315		4,315
Debt instrument principal amount										$ 500,000		$ 500,000
Debt maturity date		Feb. 16, 2019
Unsecured Promissory Note Agreement [Member] | Harbor Gates Capital [Member] | Class A Common Stock [Member]
Number of shares issued during period		5,715
Number of shares issued during period, value		$ 56,236
Debt instrument conversion price		$ 4.00
AHA Note [Member]
Proceeds from promissory note					$ 1,895,413
Settle unpaid accounts payable					$ 1,866,418
Debt interest rate percentage					6.50%
Repayment of principal amount					$ 236,926			236,926
Notes payable								$ 250,000						$ 250,000	$ 610,783
AHA Note [Member] | Settlement Agreement [Member]
Repayment of principal amount			$ 41,667
Notes payable			500,000
Gain on settlement			304,913
Repayment of debt amount			$ 250,000

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis